Operating Risk	12 Months Ended
Dec. 31, 2011
Concentration Risk Disclosure [Text Block]
22.	Operating Risk

Company’s investments are substantially in foreign countries
All of the Company equity investments are operating in the PRC. Such investments are subject to various political, economic, and other risks and uncertainties inherent in the PRC. Among other risks, the Company’s investments are subject to the risks of restrictions on transfer of funds; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations.

Concentration of income from operating joint ventures
All of the income of the Company is generated from the provision of management services to joint ventures. Any disposal of joint ventures’ operations will have significant impact on the income of the Company.

Restrictions on transfer of assets out of the PRC
Dividend payments by the Company are limited by certain statutory regulations in the PRC. The Company shall not pay any dividend without receiving first prior approval from the Foreign Currency Exchange Management Bureau. Dividend payments are restricted to 85% of profits, after tax.

Foreign exchange risk
Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Consolidation of Variable Interest Entities (VIE)
The consolidation of JYNT is based on the assumption that China Cablecom is the primary beneficiary of the VIE and can exercise the power to direct the activities that most significant impact the economic performance of the VIE and the obligation to absorb losses or the right to receive benefits of the VIE. Any failure to obtain the control will cause China Cablecom lost the economic benefit in the VIE and may require to deconsolidate the VIE that the Company currently consolidated. The impact will be applied retrospectively with a cumulative-effect adjustment to retained earnings as of the beginning of first year restated, or through a cumulative-effect adjustment on the date of applied.

HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Concentration Risk Disclosure [Text Block]
21. Operating Risk

Concentrations of credit risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk primarily consist of cash and cash equivalents, accounts and other receivable. As of December 31, 2011 and 2010, all of the Company’s cash and cash equivalents were managed by several financial institutions located in the PRC. The management believes those financial institutions are of high credit quality financial institutions. Historically, deposits in Chinese banks are secured due to the state policy on protecting depositors’ interests. For accounts and other receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and historically has not experienced any significant collectability problem.

Foreign exchange risk
Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. The unification of the exchange rates does not imply the convertibility of RMB into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.

Business operations are substantially in foreign countries
All of the Company’s operations and assets are located in the PRC. Accordingly, the Company’s operations are subject to various political, economic, and other risks and uncertainties inherent in the PRC. The Company’s operations are subject to the risks of restrictions on transfer of funds; tax policies; foreign exchange restrictions; and political conditions and governmental policies.